Loans - Schedule of Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 5,948	$ 6,534	$ 6,277
Loans current	1,140	845	1,793
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	110	203	141
Loans current	101	134	351
Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	5,838	6,331	6,136
Loans current	$ 1,039	711	1,442
Export pre-financing [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans current			65
Export pre-financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2023
Loans Noncurrent		12	150
Loans current	$ 22	42	305
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.20%
Export pre-financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 64	67	77
Loans current	$ 5	56	205
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	69.09%
Maturity Year	2023
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	69.18%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 5,594	6,206	5,905
Loans current	$ 828	541	739
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%
Maturity Year	2023
Negotiable obligations [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2024
Loans Noncurrent	$ 46	136	64
Loans current	$ 25	70	81
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	90.46%
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	90.83%
Loans [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 244	113	81
Loans current	$ 168	125	$ 398
Loans [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.68%
Maturity Year	2023
Loans [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	19.75%
Maturity Year	2027
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2023
Loans current	$ 71	8
Account Overdraft [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	69.50%
Account Overdraft [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	72.00%
Imports Financing [member] | Currencies other than Argentine pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2023
Loans current	$ 21	$ 3
Imports Financing [member] | Currencies other than Argentine pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.72%
Imports Financing [member] | Currencies other than Argentine pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.57%